Inventories (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure Of Inventories [Abstract]
Disclosure of detailed information about inventories [text block]
	March 31, 2021	March 31, 2020
Trade inventories	1,414,738	1,302,056
	1,414,738	1,302,056